Filed electronically with the Securities and Exchange Commission on December 31, 1997

                                                       File No. 811-8395
                                                       File No. 333-42337

                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.___2___
          Post-Effective Amendment No.

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.    2


                  Kemper Global/ International Series, Inc.
          (Exact name of Registrant as Specified in Charter)

       222 South Riverside Plaza Street, Chicago, IL        60606
          (Address of Principal Executive Offices)     (Zip Code)

  Registrant's Telephone Number, including Area Code: (312) 781-1121

                           Kathryn L. Quirk
                    Scudder, Stevens & Clark, Inc.
                  345 Park Avenue, New York, NY  10154
                (Name and Address of Agent for Service)


It is proposed that this filing will become effective

_____     immediately upon filing pursuant to paragraph (b)

__X__     On December 31, 1997 pursuant to paragraph (b)

_____     60 days after filing pursuant to paragraph (a)(i)

_____     on _______ pursuant to paragraph (a)(i)

_____     75 days after filing pursuant to paragraph (a)(ii)

_____     on _______ pursuant to paragraph (a)(ii) of Rule 485

               KEMPER GLOBAL/ INTERNATIONAL SERIES, INC.
                         CROSS-REFERENCE SHEET

                      Items Required by Form N-1A

PART A

Item No.   Item Caption       Prospectus Caption

   1.      Cover Page         COVER PAGE

   2.      Synopsis           SUMMARY
                              SUMMARY OF EXPENSES

   3.      Condensed          NOT APPLICABLE
           Financial
           Information

   4.      General            INVESTMENT OBJECTIVES, POLICIES AND
           Description of       RISK FACTORS
           Registrant         SUMMARY
                              CAPITAL STRUCTURE

   5.      Management of      SUMMARY
           the Fund           INVESTMENT MANAGER AND UNDERWRITER

  5A.      Management's       NOT APPLICABLE
           Discussion of
           Fund Performance

   6.      Capital Stock      SUMMARY
           and Other          INVESTMENT OBJECTIVES, POLICIES AND
           Securities           RISK FACTORS
                              DIVIDENDS, DISTRIBUTIONS AND TAXES
                              PURCHASE OF SHARES

   7.      Purchase of        PURCHASE OF SHARES
           Securities Being   SUMMARY
           Offered            INVESTMENT MANAGER AND UNDERWRITER

   8.      Redemption or      SUMMARY
           Repurchase         REDEMPTION OR REPURCHASE OF SHARES

   9.      Pending Legal      NOT APPLICABLE
           Proceedings


                            Cross Reference - Page 1

               KEMPER GLOBAL/ INTERNATIONAL SERIES, INC.
                              (continued)

PART B
                              Caption in Statement of
Item No.  Item Caption        Additional Information

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             NOT APPLICABLE
          Information and
          History

  13.     Investment          INVESTMENT RESTRICTIONS
          Objectives and      INVESTMENT POLICIES AND TECHNIQUES
          Policies

  14.     Management of the   OFFICERS AND DIRECTORS
          Fund                REMUNERATION

  15.     Control Persons     OFFICERS AND DIRECTORS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT MANAGER AND UNDERWRITER
          Advisory and
          Other Services

  17.     Brokerage           PORTFOLIO TRANSACTIONS
          Allocation

  18.     Capital Stock and   INVESTMENT MANAGER AND UNDERWRITER
          Other Securities

  19.     Purchase,           PURCHASE AND REDEMPTION OF SHARES
          Redemption and
          Pricing of
          Securities Being
          Offered

  20.     Tax Status          DIVIDENDS AND TAXES

  21.     Underwriters        INVESTMENT MANAGER AND UNDERWRITER

  22.     Calculation of      PERFORMANCE
          Performance Data

  23.     Financial           NOT APPLICABLE
          Statements

                              Cross Reference - Page 2

                               Part A (Prospectus)

Part A of this Pre-Effective Amendment to the Registration Statement is incorporated by reference in its entirety to the Fund's current Pre-Effective Amendment No. 1 on Form N-1A filed on December 24, 1997.

                  Part B (Statement of Additional Information)

Part B of this Pre-Effective Amendment to the Registration Statement is incorporated by reference in its entirety to the Fund's current Pre-Effective Amendment No. 1 on Form N-1A filed on December 24, 1997.

                    KEMPER GLOBAL/ INTERNATIONAL SERIES, INC.

                            PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

     a.   Financial Statements

          Included in Part A of this Registration Statement:

               Financial Highlights

               For Kemper Global Blue Chip Fund:

               For Kemper International Growth and Income Fund:

               For Scudder Global Discovery Fund:

               For Kemper Latin America Fund:

               For Kemper Emerging Markets Income Fund:

               to be filed by Amendment.

          Included in Part B of this Registration Statement:

               Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

          b.   Exhibits:

               1.        Articles of Incorporation dated
                         October 1, 1997 (Incorporated by
                         Reference to the Initial Registration
                         Statement).

               2.        By-Laws to be filed by Amendment.

               3.        Inapplicable.

               4.        Specimen Share Certificate to be filed
                         by Amendment.

               5.        Investment Management Agreement to be
                         filed by Amendment.

               6.        Underwriting Agreement to be filed by
                         Amendment.

               7.        Inapplicable.

               8.(a)     Custodian Agreement to be filed by
                         Amendment.

                 (b)     Fee schedule for Exhibit 8(a) to be
                         filed by Amendment.

               9.(a)(1)  Transfer Agency and Service Agreement
                         to be filed by Amendment.

                 (a)(2)  Fee schedule for Exhibit 9(a)(1) to be
                         filed by Amendment.

                 (b)     Shareholder Services Agreement to be
                         filed by Amendment.

                                Part C - Page 1

                 (c)     Fund Accounting Services Agreement to
                         be filed by Amendment.

               10.       Opinion of counsel

               11.       Consent of Independent Accountants
                         (incorporated by reference to Pre-
                         Effective Amendment No.1)

               12.       Inapplicable.

               13.       Inapplicable.

               14.       Inapplicable.

               15.       Inapplicable.

               16.       Inapplicable.

               17.       Inapplicable.

               18.       Inapplicable.

Item 25.  Persons Controlled by or under Common Control with Registrant

          None

Item 26.  Number of Holders of Securities (as of November 30, 1997).

                       (1)                         (2)

                  Title of Class                Number of
                                              Shareholders

          Shares of capital stock
          ($.001 par value)
            Kemper Global Blue Chip Fund           0
            Kemper International Growth            0
          and Income Fund
            Kemper Latin America Fund              0
            Kemper Emerging Markets                0
          Growth Fund
            Kemper Emerging Markets                0
          Income Fund

Item 27.  Indemnification.

     Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:    Liability and Indemnification

     To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

     The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The

                                Part C - Page 2

By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

     The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

     The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

     Nothing in these Articles of Amendment and Restatement shall be deemed to
(i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 28.       Business or Other Connections of Investment Adviser

               Business and Other Connections of Board
     Name      of Directors of Registrant's Adviser

               To be filed by Amendment.


Item 29.       Principal Underwriters.

     (a) Kemper Distributors, Inc. acts as principal underwriter and distributor of the Registrant's shares.

     (b)

     (1)                             (2)                    (3)
     Name and                        Position and       Positions and
     Principal                       Offices with       Offices with
     Business Address                Underwriter        Registrant
     ----------------------          --------------     ---------------


     Mark S. Casady                  None               Director,
     Two International Place                            Treasurer and
     Boston, MA  02110                                  Vice President


     Daniel Pierce                   None               President and
     Two International Place                            Director
     Boston, MA 02110

     Kathryn L. Quirk                None               Director,
     345 Park Avenue                                    Secretary and
     New York, NY 10154                                 Vice President


                                Part C - Page 3

     (c)
           (1)          (2)               (3)          (4)            (5)
                        Net           Compensation
         Name of     Underwriting     on Redemption
        Principal    Discounts and       and         Brokerage       Other
       Underwriter    Commissions     Repurchases   Commissions   Compensation

        Kemper         None              None          None          None
      Distributors,
          Inc.

Item 30.  Location of Accounts and Records.

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder will be maintained by Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

                                Part C - Page 4

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of December, 1997.


                                   KEMPER GLOBAL/INTERNATIONAL SERIES, INC.

                                   By /s/Kathryn L. Quirk
                                     -------------------------------
                                     Kathryn L. Quirk, Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                TITLE                    DATE


/s/Kathryn L. Quirk
-----------------------
Kathryn L. Quirk         Director, Vice           December 30, 1997
                         President and
                         Secretary


/s/Mark S. Casady
-----------------------
Mark S. Casady           Director, Vice           December 30, 1997
                         President and
                         Treasurer (Principal
                         Financial and
                         Accounting Officer)


/s/Daniel Pierce
-----------------------
Daniel Pierce            Director and             December 30, 1997
                         President

                                                  File No. 811-8395
                                                  File No. 333-42337


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                          PRE-EFFECTIVE AMENDMENT No. 2

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                          PRE-EFFECTIVE AMENDMENT No. 2

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                    KEMPER GLOBAL/ INTERNATIONAL SERIES, INC.

                    KEMPER GLOBAL/ INTERNATIONAL SERIES, INC.

                                  Exhibit Index

                                   Exhibit 10